November 2019
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Juan Hernandez
Account Administrator
312.416.6525
juan.hernandez3@usbank.com
http://pivot.usbank.com/
190 S La Salle St
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
CWCapital Asset Management LLC
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Pentalpha Surveillance LLC
Payment Date:
Nov 13, 2019
Prior Payment:
Oct 11, 2019
Next Payment:
Dec 12, 2019
Record Date:
Oct 31, 2019
Determination Date:
Nov 6, 2019
First Payment Date:
Jan 12, 2015
Closing Date:
Dec 8, 2014
Rated Final Distribution Date:
Nov 12, 2047
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Loan Detail

Historical Loan Modification Report

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Historical Delinquency & Liquidation (Actual)

Delinquency Summary Report

REO Additional Detail

REO Status Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Delinquent Loan Detail

Supplemental Information

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance (1)
Distribution
Distribution(2)
Distribution
Loss
Balance
Outstanding
A-1
1.434000%
46,189,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
2.902000%
71,003,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
3.467000%
40,000,000.00
34,198,831.73
23,344,981.33
98,806.12
23,443,787.45
0.00
10,853,850.40
A-4
3.364000%
280,000,000.00
280,000,000.00
0.00
784,933.33
784,933.33
0.00
280,000,000.00
A-5
3.629000%
349,842,000.00
349,842,000.00
0.00
1,057,980.52
1,057,980.52
0.00
349,842,000.00
A-AB
3.365000%
91,592,000.00
91,592,000.00
885.96
256,839.23
257,725.19
0.00
91,591,114.04
X-A
1.123488%
971,195,000.00
848,201,831.73
0.00
794,120.17
794,120.17
0.00
824,855,964.44
X-B
0.451529%
56,483,000.00
56,483,000.00
0.00
21,253.11
21,253.11
0.00
56,483,000.00
X-C
1.360529%
29,811,000.00
29,811,000.00
0.00
33,798.95
33,798.95
0.00
29,811,000.00
X-D
1.360529%
61,190,419.00
60,625,824.66
0.00
68,736.01
68,736.01
0.00
60,625,824.66
A-S
3.964000%
92,569,000.00
92,569,000.00
0.00
305,786.26
305,786.26
0.00
92,569,000.00
100.00%
B
4.215000%
56,483,000.00
56,483,000.00
0.00
198,396.54
198,396.54
0.00
56,483,000.00
100.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.666529%
40,794,000.00
40,794,000.00
0.00
158,638.67
158,638.67
0.00
40,794,000.00
100.00%
D
4.666529%
95,707,000.00
95,707,000.00
0.00
372,182.94
372,182.94
0.00
95,707,000.00
E
3.306000%
29,811,000.00
29,811,000.00
0.00
82,129.31
82,129.31
0.00
29,811,000.00
F
3.306000%
15,690,000.00
15,690,000.00
0.00
43,225.95
43,225.95
0.00
15,690,000.00
G
3.306000%
12,551,000.00
12,551,000.00
0.00
34,578.01
34,578.01
0.00
12,551,000.00
H
3.306000%
32,949,419.00
32,384,824.66
0.00
32,198.84
32,198.84
0.00
32,384,824.66
S
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,255,180,419.00
1,131,622,656.39
23,345,867.29
4,343,603.96
27,689,471.25
0.00
1,108,276,789.10
(1) The Class PEZ Certificates have an initial maximum certificate principal amount of 189,846,000.00
(2) Class S is a sole beneficiary of Excess Interest
November 2019
PAYMENT DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S
3.964000%
92,569,000.00
92,569,000.00
0.00
0.00
0.00
0.00
92,569,000.00
0.00%
B
4.215000%
56,483,000.00
56,483,000.00
0.00
0.00
0.00
0.00
56,483,000.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.666529%
40,794,000.00
40,794,000.00
0.00
0.00
0.00
0.00
40,794,000.00
0.00%
Totals:
189,846,000.00
189,846,000.00
0.00
0.00
0.00
0.00
189,846,000.00
November 2019
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
36250HAA1
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
36250HAB9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
36250HAC7
854.97079325
583.62453325
2.47015312
586.09468637
0.00000000
271.34626000
A-4
36250HAD5
1000.00000000
0.00000000
2.80333333
2.80333333
0.00000000
1000.00000000
A-5
36250HAE3
1000.00000000
0.00000000
3.02416667
3.02416667
0.00000000
1000.00000000
A-AB
36250HAF0
1000.00000000
0.00967290
2.80416667
2.81383956
0.00000000
999.99032710
X-A
36250HAG8
873.35893588
0.00000000
0.81767325
0.81767325
0.00000000
849.32064564
X-B
36250HAH6
1000.00000000
0.00000000
0.37627448
0.37627448
0.00000000
1000.00000000
X-C
36250HAN3
1000.00000000
0.00000000
1.13377448
1.13377448
0.00000000
1000.00000000
X-D
36250HAQ6
990.77315780
0.00000000
1.12331332
1.12331332
0.00000000
990.77315780
A-S
36250HAJ2
1000.00000000
0.00000000
3.30333333
3.30333333
0.00000000
1000.00000000
B
36250HAK9
1000.00000000
0.00000000
3.51250000
3.51250000
0.00000000
1000.00000000
PEZ
36250HAL7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C
36250HAM5
1000.00000000
0.00000000
3.88877448
3.88877448
0.00000000
1000.00000000
D
36250HAS2
1000.00000000
0.00000000
3.88877448
3.88877448
0.00000000
1000.00000000
E
36250HAU7
1000.00000000
0.00000000
2.75500000
2.75500000
0.00000000
1000.00000000
F
36250HAW3
1000.00000000
0.00000000
2.75500000
2.75500000
0.00000000
1000.00000000
G
36250HAY9
1000.00000000
0.00000000
2.75500000
2.75500000
0.00000000
1000.00000000
H
36250HBA0
982.86481652
0.00000000
0.97722032
0.97722032
0.00000000
982.86481652
S
36250HBE2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
R
36250HBC6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
November 2019
FACTOR DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
34,198,831.73
1,237,357.00
22,107,624.33
0.00
0.00
10,853,850.40
0.00
A-4
280,000,000.00
0.00
0.00
0.00
0.00
280,000,000.00
0.00
A-5
349,842,000.00
0.00
0.00
0.00
0.00
349,842,000.00
0.00
A-AB
91,592,000.00
885.96
0.00
0.00
0.00
91,591,114.04
0.00
A-S
92,569,000.00
0.00
0.00
0.00
0.00
92,569,000.00
0.00
B
56,483,000.00
0.00
0.00
0.00
0.00
56,483,000.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
40,794,000.00
0.00
0.00
0.00
0.00
40,794,000.00
0.00
D
95,707,000.00
0.00
0.00
0.00
0.00
95,707,000.00
0.00
E
29,811,000.00
0.00
0.00
0.00
0.00
29,811,000.00
0.00
F
15,690,000.00
0.00
0.00
0.00
0.00
15,690,000.00
0.00
G
12,551,000.00
0.00
0.00
0.00
0.00
12,551,000.00
0.00
H
32,384,824.66
0.00
0.00
0.00
0.00
32,384,824.66
564,594.34
Totals:
1,131,622,656.39
1,238,242.96
22,107,624.33
0.00
0.00
1,108,276,789.10
564,594.34
November 2019
PRINCIPAL DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
98,806.12
0.00
0.00
0.00
0.00
98,806.12
0.00
A-4
784,933.33
0.00
0.00
0.00
0.00
784,933.33
0.00
A-5
1,057,980.52
0.00
0.00
0.00
0.00
1,057,980.52
0.00
A-AB
256,839.23
0.00
0.00
0.00
0.00
256,839.23
0.00
X-A
794,120.17
0.00
0.00
0.00
0.00
794,120.17
0.00
X-B
21,253.11
0.00
0.00
0.00
0.00
21,253.11
0.00
X-C
33,798.95
0.00
0.00
0.00
0.00
33,798.95
0.00
X-D
68,736.01
0.00
0.00
0.00
0.00
68,736.01
0.00
A-S
305,786.26
0.00
0.00
0.00
0.00
305,786.26
0.00
B
198,396.54
0.00
0.00
0.00
0.00
198,396.54
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
158,638.67
0.00
0.00
0.00
0.00
158,638.67
0.00
D
372,182.94
0.00
0.00
0.00
0.00
372,182.94
0.00
E
82,129.31
0.00
0.00
0.00
0.00
82,129.31
0.00
F
43,225.95
0.00
0.00
0.00
0.00
43,225.95
0.00
G
34,578.01
0.00
0.00
0.00
0.00
34,578.01
0.00
H
89,220.19
0.00
0.00
58,720.58
0.00
32,198.84
675,501.64
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
4,400,625.31
0.00
0.00
58,720.58
0.00
4,343,603.96
675,501.64
November 2019
INTEREST DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

Interest
Fees
Scheduled Interest
4,423,052.73
Master Servicing Fee
15,060.03
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
2,708.95
Deferred Interest
0.00
CREFC Intellectual Property Royalty License Fee
487.21
Net Prepayment Shortfall
0.00
Operating Advisor Fee
1,315.51
Net Prepayment Interest Excess
0.00
Special Servicing Fee
7,000.00
Interest Reserve (Deposit)/Withdrawal
0.00
Workout Fee
0.00
Interest Collections
4,423,052.73
Liquidation Fee
0.00
Special Serv Fee plus Adj.
0.00
CCRE Strip
2,855.72
Principal
Miscellaneous Fee
185.00
Scheduled Principal
1,238,242.96
Fee Distributions
29,612.42
Unscheduled Principal
22,107,624.33
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
23,345,867.29
Reimbursed for Interest on Advances
0.00
Net ASER Amount
49,836.35
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other
Additional Trust Fund Expenses
49,836.35
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
4,343,603.96
Principal Distribution
23,345,867.29
Yield Maintenance
0.00
ARD Excess Interest
0.00
Prepayment Premium
0.00
Payments to Certificateholders
27,689,471.25
Total Collections
27,768,920.02
Total Distribution
27,768,920.02
Funds Collection
Funds Distribution
November 2019
RECONCILIATION OF FUNDS
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

Mortgage Loan Stated Principal Balance
P&I Advances:
Beginning Principal Balance
1,131,622,656.39
Total
Ending Principal Balance
1,108,276,789.10
P & I Advances
Not Provided
% of Cut-Off Date Principal Balance
88.30%
Miscellaneous Advances
Not Provided
Outstanding P & I Advances
898,648.64
Ending Loan Count
83
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
57
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
4.6903120%
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
Controlling Class:
H
0.00
0.00
0.00
Controlling Class Representative:
Seer Capital Partners Master Fund L.P.
Specially Serviced Loans that are not Delinquent
Count
Balance
0
0.00
CCRE Strip for the Distribution Date
2,855.72
Aggregate Realized Loss in Related Collection Period
0.00
Agg Add'l Trust Expenses in Related Collection Period
0.00
November 2019
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

Stated Principal
Amount Of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
28
12,731,554.03
12,731,554.03
37
9,500,387.02
9,500,387.02
Totals:
Totals:
22,231,941.05
22,231,941.05
Mortgage Loans As to Which Related Mortgator
Is Subject Or Is Expected To Bankruptcy Proceedings
Mortgage Loan Repurchased, Substituted For Or Otherwise
Liquidated Or Disposed During Related Collection Period
November 2019
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

November 2019
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

November 2019
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
A
B
C
D
E
13
23,000,000.00
549,716.61
0.00
0.00
0.00
0.00
Jan 2019
0.00
549,716.61
0.00
0.00
13
564,594.45
549,716.61
0.00
0.00
0.00
Jun 2019
14,877.84
564,594.45
0.00
0.00
1
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
0.00
0.00
0.00
14,877.84
564,594.45
564,594.45
0.00
0.00

November 2019
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
2
21,298,257.73
Nov 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
1.9%
2
22,143,318.48
2.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
21,339,802.25
Oct 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
1.9%
1
4,000,000.00
0.4%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
21,383,896.75
Sep 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
1.9%
1
9,786,582.39
0.9%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
21,474,478.63
Aug 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
1.9%
1
5,080,703.97
0.4%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
21,515,333.80
Jul 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
1.9%
1
16,363,650.74
1.4%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
21,558,763.71
Jun 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
1.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
21,599,288.10
May 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
1.8%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
2
21,642,399.12
Apr 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
1.8%
0
0.00
0.0%
0
0.00
0.00
0
1
12,912,642.39
0
0
0.00
1
8,769,952.89
Mar 2019
0.00
0.0%
0.0%
1.1%
0.0%
0.0%
0.7%
0
0.00
0.0%
0
0.00
0.00
0
2
21,730,904.28
0
0
0.00
0
0.00
Feb 2019
0.00
0.0%
0.0%
1.8%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
2
21,770,753.06
0
0
0.00
0
0.00
Jan 2019
0.00
0.0%
0.0%
1.8%
0.0%
0.0%
0.0%
1
23,000,000.00
2.0%
0
12,977,196.18
0.00
1
1
8,833,249.28
0
0
0.00
0
0.00
Dec 2018
0.00
0.0%
1.1%
0.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
12,998,557.94
0.00
1
1
8,854,196.45
0
0
0.00
0
0.00
Nov 2018
0.00
0.0%
1.1%
0.7%
0.0%
0.0%
0.0%
1
9,794,465.28
0.8%
1
0.00
13,018,170.88
0
1
8,873,954.10
0
0
0.00
0
0.00
Oct 2018
0.00
1.1%
0.0%
0.7%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
21,934,123.65
0.00
2
0
0.00
0
0
0.00
0
0.00
Sep 2018
0.00
0.0%
1.8%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

November 2019
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (ACTUAL BALANCE)
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
2
21,770,535.46
Nov 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
2.0%
2.0%
22,143,318.48
2
0
0.00
0.00
0
0
0.00
0
0
0.00
2
21,770,535.46
Oct 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
1.9%
0.4%
4,000,000.00
1
0
0.00
0.00
0
0
0.00
0
0
0.00
2
21,770,535.46
Sep 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
1.9%
0.9%
9,786,582.36
1
0
0.00
0.00
0
0
0.00
0
0
0.00
2
21,931,638.43
Aug 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
1.9%
0.4%
5,080,703.97
1
0
0.00
0.00
0
0
0.00
0
0
0.00
2
21,931,638.43
Jul 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
1.9%
1.4%
16,363,650.74
1
0
0.00
0.00
0
0
0.00
0
0
0.00
2
21,931,638.43
Jun 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
1.9%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
2
21,931,638.43
May 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
1.9%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
2
21,931,638.43
Apr 2019
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
1.9%
0.0%
0.00
0
0
0.00
0.00
0
1
12,998,557.94
0
0
0.00
1
8,954,442.25
Mar 2019
0.00
0.0%
0.0%
1.1%
0.0%
0.0%
0.8%
0.0%
0.00
0
0
0.00
0.00
0
2
21,972,613.13
0
0
0.00
0
0.00
Feb 2019
0.00
0.0%
0.0%
1.9%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
2
21,993,817.50
0
0
0.00
0
0.00
Jan 2019
0.00
0.0%
0.0%
1.9%
0.0%
0.0%
0.0%
2.0%
23,000,000.00
1
0
13,039,375.25
0.00
1
1
8,954,442.25
0
0
0.00
0
0.00
Dec 2018
0.00
0.0%
1.1%
0.7%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
13,058,826.20
0.00
1
1
8,954,442.25
0
0
0.00
0
0.00
Nov 2018
0.00
0.0%
1.1%
0.7%
0.0%
0.0%
0.0%
0.8%
9,794,465.28
1
1
0.00
13,058,826.20
0
1
8,954,442.25
0
0
0.00
0
0.00
Oct 2018
0.00
1.1%
0.0%
0.7%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
22,053,616.01
0.00
2
0
0.00
0
0
0.00
0
0.00
Sep 2018
0.00
0.0%
1.8%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

November 2019
Delinquency Summary Report
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
81
1,086,978,531.37
98.08%
1,086,989,475.09
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
81
1,086,978,531.37
98.08%
1,086,989,475.09
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
21,298,257.73
1.92%
21,770,535.46
2
21,298,257.73
1.92%
21,770,535.46
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
81
1,086,978,531.37
98.08%
1,086,989,475.09
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
21,298,257.73
1.92%
21,770,535.46
83
1,108,276,789.10
100.00%
1,108,760,010.55
Group 1
Current
121 + days
Current
98.1%
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
1.9%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Stated Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
-
-
-
Mortgage Property That Became REO Property During Related Prepayment Period
November 2019
REO ADDITIONAL DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

Liq Proceeds
Portion of Liq
Balance of
and Other
Proceeds in
of Excess Liq
Loan ID
Amounts Rec'd
Available Funds
Proceeds Acct
Totals:
REO Property Sold Or Disposed During Related Prepayment Period
November 2019
REO ADDITIONAL DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26

November 2019
REO STATUS REPORT
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
27
LA
12,745,096.96
13,811,095.07
6,600,000.00
03/31/2020
1,450,390.00
03/14/2019
Lafayette
Lodging
13,900,000.00
05/10/2019
42
TX
8,553,160.77
9,278,849.97
4,550,000.00
01/31/2020
0.00
02/05/2019
Houston
Office
9,750,000.00
06/19/2019
Count:
Totals:
2
21,298,257.73
23,089,945.04
11,150,000.00
1,450,390.00
23,650,000.00
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

November 2019
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
23,000,000.00
37,000,000.00
23,138,005.07
702,599.52
22,435,405.55
564,594.45
13
3
Jan 2019
23,138,005.07
702,599.52
22,435,405.55
564,594.45
Count:
Totals:
1
23,000,000.00
37,000,000.00
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

November 2019
INTEREST ADJUSTMENT RECONCILIATION
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
3,500.00
0.00
0.00
30,136.94
0.00
0.00
0.00
0.00
0.00
12,745,096.96
0.00
0.00
27
3,500.00
0.00
0.00
19,699.41
0.00
0.00
0.00
0.00
0.00
8,553,160.77
0.00
185.00
42
21,298,257.73
Count:
Totals:
2
7,000.00
0.00
0.00
49,836.35
0.00
0.00
0.00
0.00
0.00
0.00
185.00
Total Interest Shortfall hitting the Trust:
57,021.35
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

November 2019
APPRAISAL REDUCTION REPORT
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
27
12/06/2018
7,613,168.58
07/08/2019
6,600,000.00
05/10/2019
30,136.94
301,083.68
42
02/06/2019
5,046,737.53
09/06/2019
4,550,000.00
06/19/2019
19,699.41
203,030.15
Count:
Totals:
2
12,659,906.11
11,150,000.00
49,836.35
504,113.83

November 2019
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Retail
HI
10/06/24
N
88,396,634.73
453,161.52
0.00
11/06/19
0.00
0
349,796.25
0.00
4.590
1.33
12/31/18
2
Office
DE
11/06/24
N
82,753,286.30
429,869.46
0.00
11/06/19
0.00
0
316,399.09
0.00
4.434
1.43
12/31/18
3
Office
TX
11/06/24
N
80,000,000.00
296,222.22
0.00
11/06/19
0.00
0
296,222.22
0.00
4.300
2.13
12/31/18
4
Retail
MN
11/06/24
N
65,000,000.00
241,800.00
0.00
11/06/19
0.00
0
241,800.00
0.00
4.320
2.74
12/31/18
5
Office
KY
08/06/24
N
43,703,100.10
241,902.47
0.00
11/06/19
0.00
0
181,642.26
0.00
4.820
1.63
12/31/18
6
Retail
NY
12/06/21
N
40,000,000.00
143,030.56
0.00
11/01/19
0.00
0
143,030.56
0.00
4.153
1.99
12/31/18
7
Multifamily
TX
11/01/24
N
25,400,000.00
102,143.28
0.00
11/01/19
0.00
0
102,143.28
0.00
4.670
2.03
12/31/18
8
Mixed Use
FL
11/06/24
N
23,793,325.64
127,415.13
0.00
11/06/19
0.00
0
93,357.01
0.00
4.550
1.57
12/31/18
9
Lodging
TN
10/06/24
N
22,857,709.41
127,415.13
0.00
11/06/19
0.00
0
89,705.52
0.00
4.550
2.88
12/31/18
10
Multifamily
MD
10/06/24
N
23,243,795.85
125,173.66
0.00
11/06/19
0.00
0
95,166.26
0.00
4.749
1.87
12/31/18
11
Office
CA
09/01/24
N
23,330,000.00
81,363.38
0.00
11/01/19
0.00
0
81,363.38
0.00
4.050
2.38
12/31/18
12
Retail
MD
11/06/24
N
23,300,000.00
89,043.54
0.00
11/06/19
0.00
0
89,043.54
0.00
4.438
2.16
12/31/18
13
Retail
NY
11/06/19
12/13/18
14
Office
NC
09/06/24
N
19,669,176.19
112,597.77
0.00
11/06/19
0.00
0
77,812.04
0.00
4.586
1.71
12/31/18
15
Retail
FL
11/06/44
N
20,364,548.16
109,545.94
0.00
11/06/19
0.00
0
83,403.59
0.00
4.750
1.37
12/31/18
16
Retail
NY
11/06/24
N
19,347,566.48
99,585.92
0.00
11/06/19
0.00
0
72,607.18
0.00
4.352
1.60
12/31/18
17
Multifamily
MD
10/06/24
N
19,477,988.77
101,603.73
0.00
11/06/19
0.00
0
79,592.50
0.00
4.740
1.52
12/31/18
18
Office
CA
10/06/24
N
16,921,449.70
97,827.14
0.00
11/06/19
0.00
0
71,735.41
0.00
4.916
1.58
12/31/18
19
Retail
SC
10/06/24
N
15,906,063.39
89,357.74
0.00
11/06/19
0.00
0
63,485.44
0.00
4.628
1.58
12/31/18
20
Retail
IL
09/06/24
N
15,375,516.14
85,002.54
0.00
11/06/19
0.00
0
59,017.70
0.00
4.450
1.77
12/31/18
21
Multifamily
OH
10/06/24
06/19/19
22
Office
GA
11/06/24
N
16,343,797.88
93,393.68
0.00
11/06/19
0.00
0
64,290.92
0.00
4.560
1.82
12/31/18
23
Retail
IN
11/06/24
N
15,144,407.26
87,174.61
0.00
11/06/19
0.00
0
63,829.69
0.00
4.887
1.71
12/31/18
24
Retail
OH
12/06/24
N
14,273,809.15
88,971.89
0.00
11/06/19
0.00
0
54,225.85
0.00
4.401
1.68
12/31/18
25
Lodging
OH
10/01/24
N
13,368,691.52
78,549.62
0.00
11/01/19
0.00
0
58,568.01
0.00
5.080
2.78
12/31/18
26
Retail
TX
11/06/24
N
14,000,000.00
55,335.00
0.00
11/06/19
0.00
0
55,335.00
0.00
4.590
2.37
12/31/18
27
Lodging
12/12/17 LA
11/06/24
N
12,745,096.96
71,482.03
0.00
12/06/18
0.00
6
50,863.22
0.00
4.627
0.96
12/31/18
28
Industrial
PA
11/06/19
N
0.00
71,947.93
12,659,984.23 11/01/19
11/06/19
0.00
0
51,473.50
0.00
4.714
1.74
12/31/18
29
Multifamily
MD
10/06/24
N
12,585,777.36
65,651.64
0.00
11/06/19
0.00
0
51,429.00
0.00
4.740
1.57
12/31/18
30
Multifamily
TX
08/06/24
N
11,952,497.51
62,512.56
0.00
11/06/19
0.00
0
45,936.97
0.00
4.457
1.70
12/31/18
31
Multifamily
MI
10/06/24
N
11,606,083.07
61,041.33
0.00
11/06/19
0.00
0
45,369.56
0.00
4.534
2.27
12/31/18
32
Multifamily
TX
10/06/24
N
10,788,838.91
60,139.94
0.00
11/06/19
0.00
0
42,341.01
0.00
4.550
1.36
12/31/18
33
Industrial
TX
11/06/24
N
11,590,000.00
45,310.46
0.00
11/06/19
0.00
0
45,310.46
0.00
4.540
2.77
12/31/18
34
Office
CA
10/06/24
N
11,136,832.55
56,767.36
0.00
11/06/19
0.00
0
43,599.91
0.00
4.541
2.66
12/31/18
35
Office
AZ
11/06/24
N
10,160,529.63
52,579.90
0.00
11/06/19
0.00
0
38,550.27
0.00
4.400
1.92
12/31/18
36
Retail
TX
11/06/19
10/26/18
37
Multifamily
MI
11/06/19
N
0.00
53,110.59
9,447,640.10 11/05/19
11/06/19
0.00
0
37,890.87
0.00
4.650
0.00
38
Multifamily
AL
10/06/19
08/08/19
39
Office
PA
11/06/24
N
9,242,098.37
51,175.22
0.00
11/06/19
0.00
0
35,872.43
0.00
4.500
1.82
12/31/18
40
Retail
CA
10/06/24
N
9,091,657.03
50,483.20
0.00
11/06/19
0.00
0
35,378.88
0.00
4.512
1.57
12/31/18
41
Lodging
OH
10/01/24
N
9,104,539.89
53,495.00
0.00
11/01/19
0.00
0
39,886.83
0.00
5.080
2.47
12/31/18

November 2019
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
42
Office
06/11/18 TX
11/06/24
N
8,553,160.77
54,323.80
0.00
02/06/19
0.00
6
33,398.09
0.00
4.524
0.00
43
Self Storage
CA
11/06/24
N
9,350,000.00
33,010.69
0.00
11/06/19
0.00
0
33,010.69
0.00
4.100
3.39
12/31/18
44
Retail
NC
07/06/24
N
8,116,858.39
49,397.45
0.00
11/06/19
0.00
0
28,450.67
0.00
4.060
0.00
45
Retail
OH
12/06/24
N
7,856,332.44
48,970.31
0.00
11/06/19
0.00
0
29,846.01
0.00
4.401
1.99
12/31/18
46
Lodging
WV
11/06/24
N
7,483,687.95
46,764.60
0.00
11/06/19
0.00
0
28,424.35
0.00
4.400
2.34
12/31/18
47
Retail
CA
11/06/24
N
7,503,485.69
41,548.20
0.00
11/06/19
0.00
0
29,124.15
0.00
4.500
1.79
12/31/18
48
Retail
OR
11/06/24
N
8,000,000.00
31,544.22
0.00
11/06/19
0.00
0
31,544.22
0.00
4.579
1.80
12/31/18
49
Mobile Home
TX
05/06/24
N
7,111,657.52
48,412.96
0.00
11/06/19
0.00
0
32,834.78
0.00
5.350
0.00
50
Multifamily
CA
11/06/24
N
7,062,799.11
39,704.03
0.00
11/06/19
0.00
0
28,326.18
0.00
4.650
1.91
12/31/18
51
Lodging
TX
10/06/24
N
6,799,435.79
43,677.89
0.00
11/06/19
0.00
0
27,583.96
0.00
4.700
0.50
12/31/18
52
Retail
IL
10/06/24
N
6,958,873.65
39,142.86
0.00
11/06/19
0.00
0
27,849.69
0.00
4.640
1.76
12/31/18
53
Retail
AL
10/06/24
N
7,341,608.08
38,075.71
0.00
11/06/19
0.00
0
29,683.79
0.00
4.690
1.97
12/31/18
54
Retail
TX
10/06/24
05/07/18
55
Retail
OH
11/06/24
N
6,825,000.00
24,977.60
0.00
11/06/19
0.00
0
24,977.60
0.00
4.250
2.96
12/31/18
56
Retail
MA
10/06/24
N
6,650,000.00
26,435.87
0.00
11/06/19
0.00
0
26,435.87
0.00
4.617
0.00
57
Office
CA
10/06/24
N
6,492,576.04
33,666.54
0.00
11/06/19
0.00
0
26,242.58
0.00
4.689
0.00
58
Self Storage
CA
10/06/24
N
6,082,401.43
34,085.57
0.00
11/06/19
0.00
0
25,153.91
0.00
4.796
1.94
12/31/18
59
Retail
GA
11/06/24
N
6,061,178.46
32,555.22
0.00
11/06/19
0.00
0
23,009.14
0.00
4.402
1.98
12/31/18
60
Retail
CA
10/06/24
N
5,596,623.17
31,076.34
0.00
11/06/19
0.00
0
21,778.46
0.00
4.512
1.74
12/31/18
61
Self Storage
TX
10/06/24
N
5,765,001.22
31,852.05
0.00
11/06/19
0.00
0
24,010.22
0.00
4.830
1.99
12/31/18
62
Various
MI
09/06/24
N
5,544,123.31
31,742.25
0.00
11/06/19
0.00
0
22,952.04
0.00
4.800
1.75
12/31/18
63
Multifamily
KY
11/06/24
N
5,443,568.23
28,837.90
0.00
11/06/19
0.00
0
20,889.91
0.00
4.450
1.75
12/31/18
64
Multifamily
TX
10/06/24
08/06/19
65
Retail
CA
11/06/24
N
5,019,784.25
27,347.27
0.00
11/06/19
0.00
0
18,792.02
0.00
4.340
2.97
12/31/18
66
Retail
CA
10/06/24
N
4,988,989.59
27,702.34
0.00
11/06/19
0.00
0
19,413.94
0.00
4.512
1.65
12/31/18
67
Self Storage
NV
11/06/24
N
5,141,267.87
27,650.53
0.00
11/06/19
0.00
0
20,349.72
0.00
4.590
2.98
12/31/18
68
Self Storage
CA
11/06/24
N
5,362,500.00
19,763.79
0.00
11/06/19
0.00
0
19,763.79
0.00
4.280
3.14
06/30/18
69
Self Storage
MS
10/06/24
N
4,858,347.36
27,519.67
0.00
11/06/19
0.00
0
19,736.22
0.00
4.710
1.44
12/31/18
70
Multifamily
FL
11/06/24
N
4,870,239.37
27,125.66
0.00
11/06/19
0.00
0
19,949.98
0.00
4.750
1.85
12/31/18
71
Retail
TX
10/06/24
N
4,755,622.38
25,727.93
0.00
10/06/19
0.00
B
18,995.45
0.00
4.632
1.40
12/31/18
72
Lodging
MS
11/06/24
N
4,266,800.06
27,920.67
0.00
11/06/19
0.00
0
18,228.55
0.00
4.950
1.91
12/31/17
73
Retail
TX
11/06/24
N
4,596,717.19
23,814.21
0.00
11/06/19
0.00
0
17,480.09
0.00
4.410
2.20
12/31/18
74
Multifamily
KY
11/06/24
N
3,861,119.02
22,020.72
0.00
11/06/19
0.00
0
15,964.34
0.00
4.794
1.41
12/31/18
75
Retail
TX
11/06/24
N
3,949,692.09
21,150.91
0.00
11/06/19
0.00
0
15,497.26
0.00
4.550
2.26
12/31/18
76
Mobile Home
FL
10/06/24
N
3,763,123.95
21,486.50
0.00
11/06/19
0.00
0
15,546.34
0.00
4.790
1.57
12/31/18
77
Retail
CA
10/06/19
10/07/19
78
Lodging
TN
11/06/24
N
3,546,555.24
22,919.88
0.00
11/06/19
0.00
0
14,693.10
0.00
4.800
1.44
12/31/18
79
Self Storage
MD
11/06/24
N
3,574,433.16
19,993.13
0.00
11/06/19
0.00
0
14,181.75
0.00
4.600
1.72
12/31/18
80
Retail
IL
10/06/24
N
3,409,515.54
21,864.45
0.00
11/06/19
0.00
0
13,771.49
0.00
4.680
1.83
12/31/18
81
Self Storage
LA
11/06/24
N
3,521,670.78
19,777.45
0.00
11/06/19
0.00
0
14,093.74
0.00
4.640
2.28
12/31/18
82
Retail
MI
10/06/24
N
3,302,768.72
21,464.67
0.00
11/06/19
0.00
0
13,797.16
0.00
4.840
0.00

November 2019
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
83
Self Storage
RI
10/06/24
N
3,473,838.23
18,930.28
0.00
11/06/19
0.00
0
14,079.03
0.00
4.700
3.10
12/31/18
84
Office
TX
07/06/24
N
3,166,970.50
19,987.50
0.00
11/06/19
0.00
0
12,271.84
0.00
4.489
0.00
85
Retail
XX
10/06/24
N
3,024,231.23
16,676.00
0.00
11/06/19
0.00
0
11,588.62
0.00
4.443
0.00
86
Retail
XX
10/06/24
N
2,875,339.44
16,676.50
0.00
11/06/19
0.00
0
12,269.96
0.00
4.948
0.00
87
Multifamily
MI
10/06/24
N
2,970,254.97
16,847.54
0.00
11/06/19
0.00
0
13,010.00
0.00
5.080
1.69
12/31/18
88
Mixed Use
NY
11/06/24
N
2,764,555.25
16,013.10
0.00
10/06/19
0.00
B
11,801.87
0.00
4.950
1.67
12/31/18
89
Multifamily
MI
10/06/24
N
2,575,123.42
14,891.85
0.00
11/06/19
0.00
0
10,923.42
0.00
4.919
2.97
12/31/18
90
Retail
GA
11/06/24
N
2,519,046.62
13,328.75
0.00
11/06/19
0.00
0
9,991.44
0.00
4.600
2.20
12/31/18
91
Self Storage
MI
11/06/24
N
1,946,058.19
10,830.29
0.00
11/06/19
0.00
0
7,637.27
0.00
4.550
0.00
92
Retail
CA
10/06/24
N
1,599,035.48
8,878.95
0.00
11/06/19
0.00
0
6,222.42
0.00
4.512
2.15
12/31/18
1,108,276,789.10
5,661,295.69
22,107,624.33
0.00
92
Totals:
Count:
4,423,052.73
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

November 2019
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

November 2019
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Count
Balance ($)
%
0M to 4.9M
24
$84,180,047.78
7.60%
10M to 14.9M
11
$134,208,156.66
12.11%
15M to 19.9M
8
$138,185,965.81
12.47%
20M to 24.9M
6
$136,889,379.06
12.35%
25M to 29.9M
1
$25,400,000.00
2.29%
40M to 44.9M
2
$83,703,100.10
7.55%
5M to 9.9M
27
$189,560,218.66
17.10%
65M to 69.9M
1
$65,000,000.00
5.86%
80M to 84.9M
2
$162,753,286.30
14.69%
85M to 89.9M
1
$88,396,634.73
7.98%
Total
83
$1,108,276,789.10
100.00%
Remaining Principal Balance
0
2
4
6
8
10
12
14
16
18
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
40
M
t
o
44.9M
65
M
t
o
69.9M
80
M
t
o
84.9M
85
M
t
o
89.9M
Count
Balance ($)
%
4.000% - 4.240%
4
$80,796,858.39
7.29%
4.250% - 4.490%
19
$377,003,175.46
34.02%
4.500% - 4.740%
40
$472,570,955.70
42.64%
4.750% - 4.990%
16
$145,350,655.65
13.12%
5.000% - 5.240%
3
$25,443,486.38
2.30%
5.250% - 5.490%
1
$7,111,657.52
0.64%
Total
83
$1,108,276,789.10
100.00%
Gross Rate
Total Weighted Average Rate: 4.54%
0
5
10
15
20
25
30
35
40
45
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%

November 2019
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Count
Balance ($)
%
TEXAS
14
$198,429,593.88
17.90%
CALIFORNIA
14
$119,538,134.04
10.79%
HAWAII
1
$88,396,634.73
7.98%
DELAWARE
1
$82,753,286.30
7.47%
MARYLAND
5
$82,181,995.14
7.42%
MINNESOTA
1
$65,000,000.00
5.86%
NEW YORK
3
$62,112,121.73
5.60%
KENTUCKY
3
$53,007,787.35
4.78%
FLORIDA
4
$52,791,237.12
4.76%
OHIO
5
$51,428,373.00
4.64%
MICHIGAN
6
$27,944,411.68
2.52%
NORTH CAROLINA
2
$27,786,034.58
2.51%
TENNESSEE
2
$26,404,264.65
2.38%
ILLINOIS
3
$25,743,905.33
2.32%
GEORGIA
3
$24,924,022.96
2.25%
LOUISIANA
2
$16,266,767.74
1.47%
SOUTH CAROLINA
1
$15,906,063.39
1.44%
INDIANA
1
$15,144,407.26
1.37%
ARIZONA
1
$10,160,529.63
0.92%
PENNSYLVANIA
1
$9,242,098.37
0.83%
MISSISSIPPI
2
$9,125,147.42
0.82%
OREGON
1
$8,000,000.00
0.72%
WEST VIRGINIA
1
$7,483,687.95
0.68%
ALABAMA
1
$7,341,608.08
0.66%
MASSACHUSETTS
1
$6,650,000.00
0.60%
VARIOUS
2
$5,899,570.67
0.53%
NEVADA
1
$5,141,267.87
0.46%
RHODE ISLAND
1
$3,473,838.23
0.31%
Total
83
$1,108,276,789.10
100.00%
Geographic Distribution by State
0
2
4
6
8
10
12
14
16
18
TEXAS
CALIFORNIA
HAWAII
DELAWARE
M
ARY
LA
ND
M
IN
NESOTA
NEW YORK
KENTUCKY
FLORIDA
OH
IO
M
IC
HIGAN
NO
RTH CAROLINA
TENNESSEE
IL
LIN
O
IS
GE
O
RGIA
LOUISIANA
SO
UT
H
CAROLINA
INDIANA
ARIZONA
PENNSYLVANIA
M
ISSISSIPPI
OR
EGON
WEST
VIR
G
INIA
ALABAMA
M
ASSACHUSETTS
VARIO
US
NEVADA
RH
O
DE IS
LAN
D

November 2019
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Count
Balance ($)
%
Industrial
1
$11,590,000.00
1.05%
Lodging
8
$80,172,516.82
7.23%
Mixed Use
2
$26,557,880.89
2.40%
Mobile Home Park
2
$10,874,781.47
0.98%
Multifamily
13
$141,838,085.59
12.80%
Office
13
$331,472,978.03
29.91%
Retail
33
$451,150,904.75
40.71%
Self Storage
10
$49,075,518.24
4.43%
Various
1
$5,544,123.31
0.50%
Total
83
$1,108,276,789.10
100.00%
Property Type
1.0
Industrial
7.2
Lodging
2.4
Mixed Use
1.0
Mobile Home Park
12.8
Multifamily
29.9
Office
40.7
Retail
4.4
Self Storage
0.5
Various
Industrial
1.0%
Lodging
7.2%
Mixed Use
2.4%
Mobile Home Park
1.0%
Multifamily
12.8%
Office
29.9%
Retail
40.7%
Self Storage
4.4%
Various
0.5%
Total:
100.0%
Count
Balance ($)
%
57 - 59
3
$62,130,141.59
5.61%
60 - 62
77
$983,379,392.38
88.73%
63 - 65
3
$62,767,255.13
5.66%
Total
83
$1,108,276,789.10
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 61
0
20
40
60
80
100
57 - 59
60 - 62
63 - 65

November 2019
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Count
Balance ($)
%
24 - 26
1
$40,000,000.00
3.61%
57 - 59
42
$495,738,671.53
44.73%
60 - 62
40
$572,538,117.57
51.66%
Total
83
$1,108,276,789.10
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 58
0
10
20
30
40
50
60
24 - 26
57 - 59
60 - 62
Count
Balance ($)
%
-0.50 - -0.01
1
$8,553,160.77
0.77%
0.000 - 0.490
1
$6,799,435.79
0.61%
1.000 - 1.490
9
$268,499,611.82
24.23%
1.500 - 1.990
38
$398,272,860.76
35.94%
2.000 - 2.490
16
$211,674,888.22
19.10%
2.500 - 2.990
8
$161,407,557.62
14.56%
3.000 - 3.490
5
$25,902,729.52
2.34%
3.500 - 3.990
1
$6,825,000.00
0.62%
Not Avail.
4
$20,341,544.60
1.84%
Total
83
$1,108,276,789.10
100.00%
DSCR
Total Weighted Average DSCR: 1.88
0
5
10
15
20
25
30
35
40
0.000
- 0.490
-0
.5
0
- -0.01
1.000
- 1.490
1.500
- 1.990
2.000
- 2.490
2.500
- 2.990
3.000
- 3.490
3.500
- 3.990
No
t Ava
il.

November 2019
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
27.56%
Amortizing Balloon
16.95%
IO Maturity Balloon
55.49%
IO/Amortizing/Balloon
Amortizing Balloon
27.56%
IO Maturity Balloon
16.95%
IO/Amortizing/Balloon
55.49%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
41
$305,471,336.70
27.56%
IO Maturity Balloon
9
$187,817,500.00
16.95%
IO/Amortizing/Balloon
33
$614,987,952.40
55.49%
Total
83
$1,108,276,789.10
100.00%
Amortization Type

November 2019
DELINQUENT LOAN DETAIL
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Loan ID
Paid Thru
Date
Current
P&I
Advances**
Outstanding
P&I
Advances***
Outstanding
Servicing
Advances
Loan
Status
Code*
Special
Servicer
Transfer Date
Foreclosure
Date
Bankruptcy
Date
Reo
Date
Resolution
Strategy Code
27
12/06/2018
71,357.26
522,182.10
221,321.85
6
12/12/2017
03/14/2019
7
42
02/06/2019
54,240.00
334,790.37
179,235.03
6
06/11/2018
02/05/2019
7
71
10/06/2019
25,681.38
25,686.91
0.00
B
88
10/06/2019
15,986.04
15,989.26
0.00
B
4
Totals:
898,648.64
400,556.88
Count:
167,264.68
* Loan Status: A = Payment not received but still in grace period;
B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent;
2 = 60-89 Days Delinquent;3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period P&I Advances and may include Servicer Advances.
**** Resolution Strategy Code
1 - Modification 2 - Foreclosure 3 - Bankruptcy 4 - Extension 5 - Note Sale
6 - DPO 7 - REO 8 - Resolved 9 - Pending Return to Master Servicer
10 - Deed in lieu of Foreclosure 11- Full Payoff 12 - Reps and Warranties
13 - Other or TBD

November 2019
SUPPLEMENTAL INFORMATION
GS Mortgage Securities Trust 2014-GC26 Commercial
Mortgage Pass-Through Certificates, Series 2014-GC26
Notice Date
Notes
May 01, 2018
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator's Website;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.

Document Outline

  Table of Contents
    Payment Detail
    Payment Detail (Exchange Certificates)
    Factor Detail
    Principal Detail
    Interest Detail
    Reconciliation of Funds
    Additional Loan Detail
    Historical Loan Modification Report
    Bond/Collateral Realized Loss Reconciliation
    Historical Delinquency & Liquidation (Stated)
    Historical Delinquency & Liquidation (Actual)
    Delinquency Summary Report
    REO Additional Detail
    REO Status Report
    Historical Liquidation Loss Loan Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Delinquent Loan Detail
    Supplemental Information